Annual Fund Operating Expenses - Retail - Vanguard California Municipal Money Market Fund - Investor Shares	Mar. 29, 2021
Operating Expenses:
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%